        AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 30, 1997
                                                      FILE NO. 33-45671
                                                      FILE NO. 811-6557

                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549

                                      FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                                SECURITIES ACT OF 1933          / /
                           POST-EFFECTIVE AMENDMENT NO. 18      /X/
                                         AND

                          REGISTRATION STATEMENT UNDER THE
                           INVESTMENT COMPANY ACT OF 1940       / /
                                   AMENDMENT NO. 20             /X/


                                  STI CLASSIC FUNDS
                  (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                   2 OLIVER STREET
                             BOSTON, MASSACHUSETTS 02109
                  (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

           REGISTRANT'S TELEPHONE NUMBER INCLUDING AREA CODE (800) 342-5734

                                     DAVID G. LEE
                                 C/O SEI INVESTMENTS
                               ONE FREEDOM VALLEY ROAD
                               OAKS, PENNSYLVANIA 19456
                       (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                      Copies to:

RICHARD W. GRANT                  JOHN H. GRADY, JR.
MORGAN, LEWIS & BOCKIUS LLP       MORGAN, LEWIS & BOCKIUS LLP
2000 ONE LOGAN SQUARE             1800 M STREET, N.W.
PHILADELPHIA, PA 19103            WASHINGTON, D.C.  20036

It is proposed that this filing will become effective (check appropriate box)

x Immediately upon filing pursuant to paragraph (b), or On [DATE] pursuant to paragraph (b), or 60 days after filing pursuant to paragraph (a) or 75 days after filing pursuant to paragraph (a) or On [DATE] pursuant to paragraph (a) of Rule 485.

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of units of beneficial interest is being registered by this Registration Statement. Registrant has filed a Rule 24f-2 Notice on July 29, 1996 for its fiscal year ended May 31, 1996 .

                                  STI CLASSIC FUNDS
                             POST-EFFECTIVE AMENDMENT #18
                                CROSS REFERENCE SHEET

N-1A ITEM NO.                     LOCATION
--------------------------------------------------------------------------------

PART A - ALL FUNDS
 Item 1.   Cover Page                            Cover Page
 Item 2.   Synopsis                              Expense Summary
 Item 3.   Condensed Financial Information       Financial Highlights
 Item 4.   General Description of Registrant     Funds and Investment
                                                 Objectives;
                                                 Investment Policies and
                                                 Strategies; General
                                                 Investment Policies and
                                                 Strategies;
                                                 Investment Risks; Investment
                                                 Limitations;
                                                 Appendix
 Item 5.   Management of the Fund                Board of Trustees; Investment
                                                 Advisor; Distribution;
                                                 Administration
 Item 5a.                                        *
 Item 6.   Capital Stock and Other Securities    Voting Rights; Shareholder
                                                 Inquiries; Dividends and
                                                 Distributions;
                                                 Tax Information
 Item 7.   Purchase of Securities Being Offered  Cover Page; Purchase of Fund
                                                 Shares; Redemption of Fund
                                                 Shares
 Item 8.   Redemption or Repurchase              Purchase of Fund Shares;
                                                 Redemption of Fund Shares;
                                                 Distribution
 Item 9.   Pending Legal Proceedings             *

PART B - ALL FUNDS
 Item 10.  Cover Page                            Cover Page
 Item 11.  Table of Contents                     Table of Contents
 Item 12.  General Information and History       The Trust
 Item 13.  Investment Objectives and Policies    Description of Permitted
                                                 Investments; Investment
                                                 Limitations
 Item 14.  Management of the Registrant          Trustees and Officers of the
                                                 Trust; The Administrator
 Item 15.  Control Persons and Principal         Trustees and Officers of the
            Holders of Securities                Trust

 Item 16.  Investment Advisory and Other         Investment Advisor; The
            Services                             Administrator; The Distributor;
                                                 Legal Counsel
                                                 (Prospectus); Independent
                                                 Auditors
                                                 (Prospectus); Experts
 Item 17.  Brokerage Allocation                  Fund Transactions
 Item 18.  Capital Stock and Other Securities    Description of Shares
 Item 19.  Purchase, Redemption, and Pricing of  Purchase and Redemption of
            Securities Being Offered             Shares; Determination of Net
                                                 Asset
                                                 Value
 Item 20.  Tax Status                            Taxes
 Item 21.  Underwriters                          The Distributor
 Item 22.  Calculation of Yield Quotations       Computation of Yield;
                                                 Calculation of Total
                                                 Return
 Item 23.  Financial Statements                  Financial Information

PART C

    Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

*  Not applicable

The Prospectus for the Classic Institutional Cash Management Money Market Fund and Classic Institutional U.S. Treasury Securities Money Market Fund and the Statement of Additional Information included as part of Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A (File No. 33-45671) filed with the Securities and Exchange Commission on September 27, 1996, is hereby incorporated by reference as if set forth in full herein.

The Prospectus for the Emerging Markets Equity Fund and Small Cap Equity Fund and the Statement of Additional Information included as part of Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 33-45671) filed with the Securities and Exchange Commission on October 18, 1996, is hereby incorporated by reference as if set forth in full herein.

                                STI CLASSIC FUNDS

                        SUPPLEMENT DATED JUNE 30, 1997 TO
           THE CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
            AND CLASSIC INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 11, 1996


     The Statement of Additional Information for the STI Classic Funds is hereby amended and supplemented by the following unaudited financial statements of STI Classic Funds Classic Institutional Cash Management Money Market Fund and Classic Institutional U.S. Treasury Money Market Fund for the period ended May 31, 1997.


FINANCIAL HIGHLIGHTS                                       THE STI CLASSIC FUNDS
For the Period from Inception Through May 31, 1997                     UNAUDITED
For a Share Outstanding Throughout the Period


                                                                          ------------------        -------------
                                                                                Classic                Classic
                                                                          Institutional Cash        Institutional
                                                                               Management           U.S. Treasury
                                                                              Money Market           Money Market
                                                                                Fund (1)               Fund (1)
                                                                          ------------------        -------------
Net Asset Value Beginning of Period                                            $1.00                    $1.00
Net Investment Income                                                           0.02                     0.02
Net Realized and Unrealized
  Gain on Investments                                                            -                       -
Distributions from Net Investment Income                                       (0.02)                   (0.02)
Distributions from Realized Capital Gains                                        -                       -
Net Asset Value End of Period                                                  $1.00                    $1.00
Total Return*                                                                   2.51%                    2.46%
Period Net Assets End of Period (000)                                       $395,673                  $20,238
Ratio of Expenses to Average Net Assets**                                       0.06%                    0.09%
Ratio of Net Investment Income to Average Net Assets**                          5.49%                    5.27%
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Contributions)**                                       0.52%                    0.51%
Ratio of Net Investment Income to Average Net
  Assets (Excluding Waivers and Contributions)**                                5.03%                    4.85%



*   Return is for the period indicated and has not been annualized.
**  Annualized.
(1) Commenced operations December 12, 1996.

The accompanying notes are an integral part of the financial statements.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997                                        UNAUDITED



CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
                                                      FACE AMOUNT
                                                        (000)        VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (70.0%)
  A1 Credit
     5.640%,  06/02/97                                 $ 13,000      $  12,998
  American Express
     5.500%,  08/28/97                                      500            493
  Banc One Funding
     5.620%,  07/21/97                                    4,000          3,969
     5.680%,  08/14/97                                    3,811          3,767
  Bank of America Toronto, Yankee
     5.730%,  07/31/97                                    5,500          5,500
  Bank of Montreal
     5.520%,  07/01/97                                   10,000          9,954
  Bank of New York
     5.500%,  06/02/97                                    3,350          3,350
  Bankers Trust
     5.500%,  11/17/97                                      200            195
  BAT Capital
     5.530%,  06/24/97                                   10,000          9,965
  Bell Atlantic Network Funding
     5.600%,  06/12/97                                    1,000            998
  Campbell Soup
     5.550%,  07/07/97                                    2,550          2,536
  Cargill Global Funding
     5.820%,  11/25/97                                      500            486
  Cargill Glogal Funding
     5.550%,  06/16/97                                    5,000          4,988
  Caterpillar Financial Services
     5.600%,  09/11/97                                    4,915          4,837
  Dean Witter Discover
     5.640%,  08/01/97                                    6,000          5,943
  Dominion Semiconductor
     5.650%,  06/03/97                                    5,000          4,998
     5.570%,  06/11/97                                    5,000          4,992
  Dresser Industries
     5.550%,  06/30/97                                   10,000          9,955
  Ford Motor Credit
     5.520%,  06/24/97                                      835            832
     5.600%,  06/27/97                                    1,000            996
     5.640%,  07/21/97                                    5,000          4,961
  Gannett
     5.520%,  06/17/97                                    4,775          4,763
  General Electric Capital
     5.400%,  06/02/97                                      500            500
     5.700%,  06/30/97                                    1,000            995
     5.630%,  09/25/97                                    1,000            982
  Golden Peanut
     5.400%,  07/15/97                                      250            248
  GTE Funding
     5.510%,  06/05/97                                    3,500          3,498
     5.510%,  06/06/97                                    5,350          5,346
     5.530%,  06/17/97                                    3,000          2,993
  Hertz
     5.620%,  07/25/97                                    8,500          8,428
  International Business Machine Credit
     5.550%,  06/09/97                                    7,717          7,708
     5.550%,  06/19/97                                    5,000          4,987
  John Hancock
     5.600%,  06/26/97                                    9,375          9,339
  Marsh & Mclennan
     5.700%,  09/05/97                                    2,393          2,357
  Metlife Funding
     5.530%,  07/11/97                                    2,203          2,189
  Monongahela Power
     5.700%,  06/02/97                                    6,320          6,319
  National Australia Funding
     5.550%,  06/02/97                                   12,000         11,998
     5.430%,  08/13/97                                      250            247
  National City Credit
     5.650%,  07/28/97                                    2,000          1,982
     5.665%,  08/21/97                                    5,000          4,936
  New England Power
     5.550%,  06/04/97                                    2,300          2,299
     5.520%,  06/06/97                                    5,550          5,546
     5.540%,  06/12/97                                    2,123          2,119
  Pactel Capital Resources
     5.510%,  06/23/97                                    7,000          6,976
  Philip Morris
     5.700%,  06/02/97                                    8,000          7,999
     5.550%,  06/06/97                                    1,505          1,504
     5.550%,  06/09/97                                    1,275          1,273
     5.550%,  06/18/97                                    1,240          1,237
  Potomac Electric  Power
     5.600%,  06/06/97                                    9,360          9,353

CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND - CONCLUDED
--------------------------------------------------------------------------------
                                                      FACE AMOUNT
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
  Progress Capital
     5.520%,  06/09/97                                  $ 8,798      $   8,787
     5.550%,  06/20/97                                    1,271          1,267
  Royal Bank Canada
     5.580%,  07/15/97                                    3,010          2,989
  RTZ America
     5.370%,  06/16/97                                      250            249
     5.550%,  06/25/97                                      250            249
     5.570%,  07/08/97                                      800            795
  Sherwin Williams
     5.550%,  06/18/97                                    5,000          4,987
  Society Generale North America
     5.500%,  09/10/97                                      200            197
  Sony Capital
     5.650%,  06/02/97                                    4,400          4,399
  South Carolina Fuel
     5.510%,  06/20/97                                    4,435          4,422
  Southern New England
  Telcommunications
     5.580%,  06/11/97                                    1,157          1,155
  Transamerica Finance
     5.650%,  06/02/97                                    7,500          7,499
     5.520%,  06/12/97                                    5,000          4,992
     5.530%,  06/13/97                                      700            699
  U.S. Borax
     5.600%,  07/01/97                                    2,000          1,991
     5.650%,  07/16/97                                    1,600          1,589
  Union Bank Of Switzerland Finance
     5.750%,  06/02/97                                    1,000          1,000
  US Borax
     5.370%,  06/16/97                                      250            249
  Virgina Electric & Power
     5.650%,  07/16/97                                    2,000          1,986
  Waste Management Technologies
     5.580%,  06/24/97                                    3,000          2,989
     5.650%,  06/27/97                                    2,770          2,759
  Xerox Credit
     5.520%,  06/12/97                                    1,985          1,982
     5.510%,  06/24/97                                    5,100          5,082
                                                                      --------
  Total Commercial Paper
  (Cost $277,147)                                                      277,147
                                                                      --------
  MUNICIPAL BONDS (0.3%)
  Compton Community,
  Redevelopment Agency,
  Series 1995B, RB, CGIC TAXABLE
     6.150%,  08/01/97                                    1,000          1,000
                                                                      --------
  Total Municipal Bonds
  (Cost $1,000)                                                          1,000
                                                                      --------
  CORPORATE OBLIGATIONS (5.2%)
  Associates Corporation of
  North America
     6.750%,  06/13/97                                    3,000          3,001
     8.625%,  06/15/97                                      500            500
  Beneficial MTN
     6.850%,  11/19/97                                    1,500          1,506
     6.860%,  11/19/97                                    2,200          2,209
  BP America
     8.875%,  12/01/97                                      200            203
  Dow Capital BV
     5.750%,  09/15/97                                      500            500
  FCC National Bank (C)
     5.640%,  05/08/98                                    3,000          2,999
  Federal National Mortgage
  Association MTN
     6.520%,  09/08/97                                      500            501
     6.520%,  09/15/97                                      900            901
  First Chicago MTN
     11.150%,  10/31/97                                   1,700          1,735
  Household Finance
     7.750%,  06/15/97                                    2,250          2,251
  6.250%,  10/15/97                                       1,000          1,001
  Morgan Guaranty Trust
     5.950%,  06/06/97                                      200            200
  Teco Energy MTN
     9.250%,  06/16/97                                    3,000          3,004
                                                                      --------
  Total Corporate Obligations
  (Cost $20,511)                                                        20,511
                                                                      --------

--------------------------------------------------------------------------------
                                                      FACE AMOUNT
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
  CERTIFICATES OF DEPOSIT (4.8%)
  Bankers Trust Toronto
     5.690%,  08/21/97                                $   4,000      $   4,000
  Societe Generale, Yankee
     5.690%,  08/22/97                                    5,000          5,000
  Swiss Bank, Yankee
     5.530%,  06/30/97                                   10,000         10,000
                                                                      --------
  Total Certificates Of Deposit
  (Cost $19,000)                                                        19,000
                                                                      --------


  ASSET-BACKED SECURITIES (1.0%)
    Americredit Auto Receivables
     Trust, 1997-B, Cl A
     5.790%,  06/12/98                                    4,000          4,000
                                                                      --------
  Total Asset-Backed Securities
  (Cost $4,000)                                                          4,000
                                                                      --------


  REPURCHASE AGREEMENTS (21.3%)
  Deutsche Bank
     5.56%, dated 05/30/97, matures
     06/02/97, repurchase price
     $76,220,749 (collateralized by
     various FHLMC obligations,
     total par value $94,382,160,
     0.000%-6.630%, 05/15/08-
     09/01/26; FNMA obligation,
     total par value $21,264,738,
     0.000%, 01/01/26: total market
     value $77,708,900)                                  76,185         76,185

  Salomon Brothers
     5.56%, dated 05/30/97, matures
     06/02/97, repurchase price
     $8,072,554 (collateralized by
     various FHLMC obligations,
     total par value $9,465,582,
     6.014%-8.500%, 07/01/02-
     11/01/26; various FNMA
     obligations, total par
     value $20,886,794,
     04/01/98-05/01/26:
     total market value $8,294,005)                       8,069          8,069
                                                                      --------
  Total Repurchase Agreements
     (Cost $84,254)                                                     84,254
                                                                      --------
  Total Investments (102.6% )
     (Cost $405,912)                                                  $405,912
                                                                      --------
  Other Assets and Liabilities, Net (-2.6%)                            (10,239)
                                                                      --------


NET ASSETS:
  Fund shares of the Trust Class
     (unlimited authorization -- no
     par value) based on 395,673,180
     outstanding shares of beneficial interest                         395,673
                                                                      --------
Total Net Assets (100.0%)                                             $395,673
                                                                      --------
                                                                      --------
Net Asset Value, Offering and Redemption
  Price Per Share -- Institutional Shares                             $   1.00
                                                                      --------
                                                                      --------


       The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS MAY 31, 1997                                         UNAUDITED


CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND

--------------------------------------------------------------------------------
                                                      FACE AMOUNT
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
TREASURY NOTES (4.9%)
  U.S. Treasury Notes
     5.750%,  10/31/97                                $   1,000      $   1,001
                                                                     ---------
  Total Treasury Notes
     (Cost $1,001)                                                       1,001
                                                                      --------

REPURCHASE AGREEMENTS (71.1%)
  Deutsche Bank
     5.50%, dated 05/30/97, matures
     06/02/97, repurchase price
     $1,031,851 (collateralized by
     U.S. Treasury Bill, par value
     $948,000, 0.000%, 07/31/97;
     U.S. Treasury Note, par value
     $111,000, 5.125%, 12/31/98:
     total market value $1,052,006)                       1,031          1,031
  Merrill Lynch
     5.50%, dated 05/30/97, matures
     06/02/97, repurchase price
     $1,000,995 (collateralized by
     U.S. Government STRIPS, total
     par value $1,995,661, 0.000%,
     05/15/02-11/15/14: total
     market value $1,021,320)                             1,001          1,001
  Barclays
     5.50%, dated 05/30/97, matures
     06/02/97, repurchase price
     $4,677,964 (collateralized by
     U.S. Treasury Bill, par value
     $4,955,000, 0.000%, 02/05/98:
     total market value $4,770,173)                       4,676          4,676
  Morgan Stanley
     5.50%, dated 05/30/97, matures
     06/02/97, repurchase price $1,000,458
     (collateralized by U.S. Treasury
     Note, par value $990,000,
     7.25%, 05/15/04: total market
     value $1,021,442)                                    1,000          1,000
  Salomon Brothers
     5.50%, dated 05/30/97, matures
     06/02/97, repurchase price
     $1,000,458 (collateralized by
     various U.S. Treasury Notes,
     total par value $1,005,000,
     6.125%-8.875%, 11/15/97-
     07/31/00: total market
     value $1,022,745)                                   $1,000       $  1,000
  Swiss Bank
     5.50%, dated 05/30/97, matures
     06/02/97, repurchase price
     $4,678,206 (collateralized by
     U.S. Treasury Bond, par value
     $4,565,000, 7.250%, 08/15/22;
     U.S. Treasury Note, par value
     $25,000, 5.875%, 06/30/00: total
     market value $4,777,310)                             4,676          4,676
  Union Bank of Switzerland
     5.50%, dated 05/30/97, matures
     06/02/97, repurchase price
     $1,000,458 (collateralized by
     U.S. Treasury Note, par value
     $1,030,000, 5.875%, 11/15/99:
     total market value $1,021,198)                       1,000          1,000
                                                                      --------
  Total Repurchase Agreements
     (Cost $14,384)                                                     14,384
                                                                      --------
  Total Investments (76.0% of net assets)
     (Cost $15,384)                                                     15,384
                                                                      --------


       The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                    THE STI CLASSIC FUNDS
May 31, 1997                                                           UNAUDITED


KEY TO ABBREVIATIONS USED IN THE STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS


FHLMC   Federal Home Loan Mortgage Corporation
FNMA    Federal National Mortgage Association
MTN     Medium Term Note
RB      Revenue Bond
STRIPS  Separately Traded Registered Interest and Principal Security
(C) Variable rate security. The rate reported on the Statement of Net Assets is the rate in effect on May 31, 1997.

STATEMENT OF ASSETS AND LIABILITIES (000)                  THE STI CLASSIC FUNDS
May 31, 1997                                                           UNAUDITED


                                                                                      ---------------------
                                                                                      Classic Institutional
                                                                                          U.S. Treasury
                                                                                        Money Market Fund
                                                                                      ---------------------

Assets:
  Investment at Market Value (Cost $15,384)                                          $              15,384
  Receivables for Investment Securities Sold                                                         4,951
  Other Assets                                                                                          98
                                                                                      ---------------------
  Total Assets                                                                                      20,433
                                                                                      ---------------------
Liabilities:
  Accrued Expenses                                                                                       4
  Distribution Payable                                                                                 101
                                                                                      ---------------------
  Total Liabilities                                                                                    105
                                                                                      ---------------------
Net Assets:
  Fund Shares of the Institutional Shares (Unlimited Authorization--No Par Value)
    Based on 20,238,609 Outstanding Shares of Beneficial Interest                                    20,239
  Accumulated Net Realized Loss on Investments                                                          (1)
                                                                                      ---------------------
  Total Net Assets                                                                   $              20,238
                                                                                      ---------------------
                                                                                      ---------------------

Net Asset Value, Offering Price and
  Redemption Price Per Share                                                         $                1.00
                                                                                      ---------------------
                                                                                      ---------------------


The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                              THE STI CLASSIC FUNDS
For the Period Ended May 31, 1997                                      UNAUDITED

                                                            ---------------------       ---------------------
                                                            Classic Institutional       Classic Institutional
                                                               Cash Management              U.S. Treasury
                                                              Money Market Fund           Money Market Fund
                                                                    (1)                          (1)
                                                            ---------------------       ---------------------
                                                                  12/12/96 -                 12/12/96 -
                                                                  05/31/97                   05/31/97
                                                            ---------------------       ---------------------

Interest Income:                                           $              2,784        $                 491

Expenses :
  Investment Advisory Fees                                                  100                           18
  Investment Advisory Fees Waived                                          (100)                         (18)
  Contribution from Advisor                                                (131)                         (20)
  Administrator Fees                                                         33                            6
  Registration Fees                                                         111                            6
  Transfer Agent Fees                                                         8                            8
  Printing Fees                                                               3                            3
  Amortization of Deferred Organizational Costs                               5                            5
                                                            ---------------------       ---------------------
  Total Expenses                                                             29                            8
                                                            ---------------------       ---------------------
Net Investment Income                                                     2,755                          483
                                                            ---------------------       ---------------------
Net Realized (Loss) on Securities Sold                                        -                           (1)
                                                            ---------------------       ---------------------
Increase in Net Assets Resulting From Operations           $              2,755        $                 482
                                                            ---------------------       ---------------------
                                                            ---------------------       ---------------------


Amounts designated as "-" are either $0 or round to $0.

(1) Commencement of operations.

The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                   THE STI CLASSIC FUNDS
For the Period Ended May 31, 1997                                      UNAUDITED


                                                                Classic Institutional         Classic Institutional
                                                                    Cash Management                U.S. Treasury
                                                                   Money Market Fund            Money Market Fund
                                                                       12/12/96 -                   12/12/96 -
                                                                      05/31/97 (1)                 05/31/97 (1)
                                                                ---------------------         ---------------------
Operations:
  Net Investment Income                                        $               2,755         $                 483
  Net Realized (Loss) on Securities Sold                                           -                            (1)
                                                                ---------------------         ---------------------
     Increase in Net Assets Resulting From Operations                          2,755                           482
                                                                ---------------------         ---------------------

Distributions to Shareholders:
  Net Investment Income:                                                      (2,755)                         (483)
  Capital Gains:                                                                   -                             -
                                                                ---------------------         ---------------------
     Total Distributions                                                      (2,755)                         (483)
                                                                ---------------------         ---------------------

Capital Share Transactions (1):
  Proceeds from Shares Issued                                                578,520                       143,133
  Reinvestments of Cash Distributions                                              -                             -
  Cost of Shares Redeemed                                                   (182,847)                     (122,894)
                                                                ---------------------         ---------------------
     Increase in Net Assets from Share Transactions                          395,673                        20,239
                                                                ---------------------         ---------------------
        Total Increase in Net Assets                                         395,673                        20,238
                                                                ---------------------         ---------------------

Net Assets:
  Beginning of Period                                                              -                             -
                                                                ---------------------         ---------------------
  End of Period                                                $             395,673         $              20,238
                                                                ---------------------         ---------------------
                                                                ---------------------         ---------------------

(1) Shares Issued and Redeemed:
    Proceeds from Shares Issued                                              578,520                       143,133
    Reinvestments of Cash Distributions                                            -                             -
    Cost of Shares Redeemed                                                 (182,847)                     (122,894)
                                                                ---------------------         ---------------------
     Net Share Transactions                                                  395,673                        20,239
                                                                ---------------------         ---------------------


Amounts designated as "-" are either $0 or round to $0.

(1) Commencement of operations.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                  STI CLASSIC FUNDS
May 31, 1997                                                          UNAUDITED

1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with twenty-four portfolios: the Prime Quality Money Market Fund, the U.S. Government Securities Money Market Fund, the Tax-Exempt Money Market Fund, the Classic Institutional Cash Management Money Market Fund, the Classic Institutional U.S. Treasury Fund (collectively the "Money Market Funds"), the Investment Grade Bond Fund, the Investment Grade Tax-Exempt Bond Fund, the Short-Term U.S. Treasury Securities Fund, the Short-Term Bond Fund, the Capital Growth Fund, the Value Income Stock Fund, the Sunbelt Equity Fund, the Mid-Cap Equity Fund, the Balanced Fund, the Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, the Tennessee Tax-Exempt Bond Fund, the U.S. Government Securities Fund, the Limited-Term Federal Mortgage Securities Fund, the Small Cap Equity Fund, the International Equity Fund, the International Equity Index Fund and the Emerging Markets Equity Fund (collectively the "Non-Dollar Funds"). The assets of each portfolio are segregated, and a shareholder's interest is limited to the Fund in which shares are held. Each Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies. The footnotes herein pertain only to the Classic Institutional Cash Management Money Market Fund and the Classic Institutional U.S. Treasury Fund (collectively the "Funds").

2. Significant Accounting Policies:

    SECURITY VALUATION -- Investment securities held by the Funds are stated at amortized cost, which approximates market value.

    FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

    SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized ratably to maturity and are included in interest income.

    REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

    NET ASSET VALUE PER SHARE-- The net asset value per share of each Fund is calculated each business day, by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

    OTHER -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

Distributions from net investment income of each of the Funds are declared on each business day and paid to shareholders on a monthly basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

3. Organization Costs and Transactions with Affiliates:

The Trust incurred organization costs of approximately $653,100. These costs have been deferred in the accounts of the Funds and are being amortized on a straight line basis over a period of sixty months commencing with operations. The costs include legal fees of approximately $41,100 for organizational work performed by a law firm of which two officers of the

Trust are partners. On March 18, 1992, the Trust sold initial shares of beneficial interest to SEI Fund Resources (the "Administrator"). In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. Administration and Transfer Agency Servicing Agreements:

The Trust and the Administrator are parties to an Administration Agreement dated May 29, 1995, under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Annuity Trust) of: .10% up to $1 billion, .07% on the next $4 billion, .05% on the next $3 billion, .045% on the next $2 billion and .04% for over $10 billion.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust.

5. Investment Advisory and Custodian Agreements:

The Trust and STI Capital Management, N.A., ("STI Capital Management, N.A."), Trusco Capital Management ("Trusco"), the SunTrust Bank, Atlanta and SunTrust Bank, Chattanooga have entered into advisory agreements dated May 29, 1992, July 15, 1993, December 20, 1993 and December 20, 1993 respectively.

Under terms of the respective agreements, the Funds are charged the following annual fees based upon average daily net assets:


                                                                  Maximum                  Maximum
                          Maximum     Institutional    Trust      Investor     Investor    Flex Share     Flex
                          Annual      Share            Share      Share        Share       Distribu-      Share
                          Advisory    Maximum          Maximum    Distribu-    Maximum     tion and       Maximum
                          Fee         Expense          Expense    tion Fee     Expense     Service Fee    Expense
                          --------    -------------    -------    ---------    --------    -----------    -------
Trusco:
Classic Institutional
Cash Management
Money Market
Fund                       .20%          .20%            --          --           --           --           --
Classic Institutional
U.S. Treasury
Money Market
Fund                      .20%           .20%            --          --           --           --           --


The Investment Advisors, the Administrator and the Distributor have voluntarily agreed to waive all or a portion of their fees (and to reimburse Funds' expenses) in order to limit operating expenses to an amount as outlined in the table above. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

SunTrust Bank, Atlanta, formerly Trust Company Bank, acts as custodian for all the Funds except the International Equity, the International Equity Index and the Emerging Markets Equity Funds who utilize The Bank of New York as custodian. Fees of the Custodians are paid on the basis of the net assets of the Funds. The Custodians play no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

NOTES TO FINANCIAL STATEMENTS                                  STI CLASSIC FUNDS
May 31, 1997                                                          UNAUDITED

7. Consents of Sole Shareholder:

On December 10, 1996, the sole shareholder of the Classic Institutional Cash Management Money Market Fund and Classic Institutional U.S. Treasury Securities Money Market Fund (the "Funds") approved the following appointments: SEI Fund Resources to serve as administrator of the Funds, Trusco Capital Management to serve as investment adviser to the assets of the Funds, SEI Investments Distribution Co. to serve as distributor of the shares of the Funds and Arthur Andersen LLP to serve as independent public accountants of the Funds.

                                STI CLASSIC FUNDS

                        SUPPLEMENT DATED JUNE 30, 1997 TO
            THE EMERGING MARKET EQUITY FUND AND SMALL CAP EQUITY FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 31, 1996


The Statement of Additional Information for the STI Classic Funds is hereby amended and supplemented by the following unaudited financial statements of STI Classic Funds Emerging Market Equity Fund and Small Cap Equity Fund for the period ended May 31, 1997.


FINANCIAL HIGHLIGHTS                                       THE STI CLASSIC FUNDS
For the Period from Inception Through May 31, 1997                     UNAUDITED
For a Share Outstanding Throughout the Period


                                                                 --------------       --------------
                                                                    Emerging            Small Cap
                                                                 Markets Equity           Equity
                                                                     Fund(1)             Fund (1)
                                                                 --------------       --------------
Net Asset Value Beginning of Period                              $        10.00       $        10.00
Net Investment Income                                                      0.04                 0.05
Net Realized and Unrealized
  Gain on Investments                                                      0.75                 1.04
Distributions from Net Investment Income                                   0.00                (0.02)
Net Asset Value End of Period                                    $        10.79       $        11.07
Total Return*                                                              7.90%               10.97%
Period Net Assets End of Period (000)                            $       39,495       $      131,049
Ratio of Expenses to Average Net Assets**                                  1.55%                1.20%
Ratio of Net Investment Income to Average Net Assets**                     1.37%                1.86%
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Contributions)**                                  2.05%                1.37%
Ratio of Net Investment Income to Average Net
  Assets (Excluding Waivers and Contributions)**                           0.87%                1.69%
Portfolio Turnover Rate                                                   23.88%               27.46%
Average Commission Rate (A)                                      $       0.0019       $       0.0523



*    Return is for the period indicated and has not been annualized.
**   Annualized.
(A) Average commission rate paid per share for the security purchases and sales during the period.
(1)  Commenced operations January 31, 1997.


The accompanying notes are an integral part of the financial statements.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997                                        UNAUDITED


SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------
                                                          SHARES      VALUE(000)
--------------------------------------------------------------------------------
COMMON STOCKS (95.2%)
APPAREL/TEXTILES (4.9%)
  Guilford Mills                                        132,250       $  2,595
  Springs Industries, Cl A                               75,200          3,807
                                                                      --------
     Total Apparel/Textiles                                              6,402
                                                                      --------
AUTOMOTIVE (2.5%)
  Regal Beloit                                          115,700          3,081
  Winnebago Industries                                   20,400            140
                                                                      --------
     Total Automotive                                                    3,221
                                                                      --------
BANKS (6.6%)
  Banco Latinamericano de
     Exportaciones                                       46,600          2,196
  Bank United, Cl A                                      28,700            997
  Interwest Bancorp                                      26,700            935
  Klamath First Bancorp                                  61,500          1,138
  National Bancorp of Alaska                             14,400          1,130
  Seacoast Banking  of Florida                           49,000          1,286
  West Coast Bancorp                                     40,625          1,016
                                                                      --------
     Total Banks                                                         8,698
                                                                      --------
BEAUTY PRODUCTS (0.7%)
  Chemed                                                 26,300            960
                                                                      --------
BROADCASTING, NEWSPAPERS &
  ADVERTISING (0.1%)
  TCA Cable Television                                    3,000            101
                                                                      --------
BUILDING (2.2%)
  Columbus Mckinnon                                      63,700          1,147
  Commonwealth Industries                                94,700          1,788
                                                                      --------
     Total Building                                                      2,935
                                                                      --------
CHEMICALS (2.4%)
  WD-40                                                  32,700          1,856
  Wellman                                                73,100          1,307
                                                                      --------
     Total Chemicals                                                     3,163
                                                                      --------
COAL MINING (0.8%)
  Pittston Minerals Group                                73,400          1,009
                                                                      --------
  COMMERCIAL PRINTING (2.4%)
  Bowne & Company                                       106,000          3,167
                                                                      --------
COMMUNICATIONS EQUIPMENT (2.7%)
  Harman International                                   84,800          3,540
                                                                      --------
COMPUTERS & SERVICES (0.8%)
  Valmont Industries                                     24,100          1,012
                                                                      --------
CONCRETE & MINERAL PRODUCTS (0.3%)
  Ameron                                                  6,600            366
                                                                      --------
CONSUMER PRODUCTS (1.5%)
  Brown Group                                           107,000          1,926
                                                                      --------
ELECTRICAL SERVICES (2.4%)
  Minnesota Power & Light                                65,300          1,894
  TNP Enterprises                                        56,000          1,232
                                                                      --------
     Total Electrical Services                                           3,126
                                                                      --------
FOOD, BEVERAGE & TOBACCO (1.6%)
  Smucker (J.M.), Cl B                                  115,100          2,144
                                                                      --------
GAS/NATURAL GAS (2.3%)
  Eastern Enterprises                                    12,800            442
  Enron Global Power &
     Pipelines L.C.C.                                    12,800            422
  Northwest Natural Gas                                  39,050            952
  Wicor                                                  33,900          1,246
                                                                      --------
     Total Gas/Natural Gas                                               3,062
                                                                      --------
GLASS PRODUCTS (1.9%)
  Libbey                                                 74,800          2,497
                                                                      --------
HOUSEHOLD FURNITURE & FIXTURES (2.0%)
  Bush Industries                                       116,300          2,617
                                                                      --------
HOUSEHOLD PRODUCTS (1.7%)
  Lilly Industries
     Incorporated, Cl A                                   9,000            189
  LSI Industries                                         72,300          1,103
  Thomas Industries                                      34,000            956
                                                                      --------
  Total Household Products                                               2,248
                                                                      --------

SMALL CAP EQUITY FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                          SHARES      VALUE(000)
--------------------------------------------------------------------------------
INSURANCE (3.5%)
  GCR Holdings                                            7,800       $    209
  IPC Holdings                                           79,300          2,022
  Lawyers Title                                          43,800            788
  Willis Corroon Public Limited                         132,900          1,495
                                                                      --------
     Total Insurance                                                     4,514
                                                                      --------
LEISURE (3.1%)
  Cross A.T., Cl A                                       54,800            610
  K2                                                     55,500          1,603
  Movado Group                                           86,625          1,917
                                                                      --------
     Total Leisure                                                       4,130
                                                                      --------
MACHINERY (3.7%)
  Hardinge                                               38,000            988
  Zurn Industries                                       145,900          3,866
                                                                      --------
     Total Machinery                                                     4,854
                                                                      --------
MARINE TRANSPORTATION (2.9%)
  Knightsbridge Tankers Limited*                         50,000          1,231
  Sea Containers                                        127,200          2,544
                                                                      --------
     Total Marine Transportation                                         3,775
                                                                      --------
MEDICAL PRODUCTS & SERVICES (2.3%)
  Invacare                                              117,000          2,516
  Optical Coating Laboratories                           43,900            466
                                                                      --------
     Total Medical Products & Services                                   2,982
                                                                      --------
MISCELLANEOUS BUSINESS SERVICES (4.3%)
  ABM Industries                                         99,700          1,932
  Kelly Services, Cl A                                   61,000          1,792
  Sotheby's Holdings, Cl A                              124,000          1,922
                                                                      --------
     Total Miscellaneous Business Services                               5,646
                                                                      --------
MISCELLANEOUS CONSUMER SERVICES (1.4%)
  Angelica                                              104,900          1,888
                                                                      --------
PAPER & PAPER PRODUCTS (2.2%)
  Earthgrains                                            34,200          1,949
  Rock Tenn, Cl A                                        63,000            953
                                                                      --------
     Total Paper & Paper Products                                        2,902
                                                                      --------
PETROLEUM & FUEL PRODUCTS (1.9%)
  Giant Industries                                       44,700            648
  Monterey Resources                                    118,500          1,866
                                                                      --------
     Total Petroleum & Fuel Products                                     2,514
                                                                      --------
PRINTING & PUBLISHING (4.7%)
  Banta                                                  87,000          2,414
  John H. Harland                                       163,300          3,736
                                                                      --------
     Total Printing & Publishing                                         6,150
                                                                      --------
RETAIL (5.7%)
  Ingles Markets, Cl A                                  136,000          1,964
  Morrison Health Care                                  103,100          1,675
  Talbots                                               143,700          3,772
                                                                      --------
  Total Retail                                                           7,411
                                                                      --------
RUBBER & PLASTIC (2.2%)
  West Company                                           96,100          2,835
                                                                      --------
SEMI-CONDUCTORS/INSTRUMENTS (3.0%)
  Methode Electronics, Cl A                             231,200          3,902
                                                                      --------
STEEL & STEEL WORKS (0.7%)
  Schnitzer Steel Industries, Cl A                       38,800            970
                                                                      --------
TRUCKING (1.4%)
  Arnold Industries                                     107,300          1,797
                                                                      --------
WATER UTILITIES (1.0%)
  United Water Resources                                 74,100          1,334
                                                                      --------
WHOLESALE (11.4%)
  A.M. Castle                                            87,600          1,905
  Applied Industrial Technology                          45,500          1,598
  Barnes Group                                           13,300            357
  Bindley Western Industries                             75,600          1,663
  Fisher Scientific International                        69,000          2,501
  Quaker State                                          255,400          3,863
  Rykoff-Sexton                                          52,100            996
  Vital Signs                                           101,000          2,007
                                                                      --------
     Total Wholesale                                                    14,890
                                                                      --------
Total Common Stocks
     (Cost $117,046)                                                   124,688
                                                                      --------

--------------------------------------------------------------------------------
                                                        SHARES/FACE
                                                        AMOUNT(000)  VALUE(000)
--------------------------------------------------------------------------------
PREFERRED STOCKS (1.9%)
PRECIOUS METALS (1.9%)
  Coeur D'Alene Mines                                   151,100       $  2,512
                                                                      --------
  Total Preferred Stocks
     (Cost $2,502)                                                       2,512
                                                                      --------

REPURCHASE AGREEMENT (3.7%)
  Deutsche Bank
     5.56%, dated 05/30/97, matures
     06/02/97, repurchase price
     $4,900,503.77 (collateralized by
     FHLMC obligation, total par
     value $5,062,244, 6.092%,
     10/01/32, total market value
     $4,996,199)                                         $4,898          4,898
                                                                      --------
Total Repurchase Agreement
  (Cost $4,898)                                                          4,898
                                                                      --------
Total Investments (100.8%)
  (Cost $124,446)                                                      132,098
                                                                      --------
Other Assets and Liabilities, Net (-0.8%)                               (1,049)
                                                                      --------

NET ASSETS:
  Fund shares of the Trust Class
     (unlimited authorization -- no
     par value) based on 11,836,719
     outstanding shares of beneficial interest                         121,332
  Undistributed net investment income                                      316
  Accumulated net realized
     gain on investments                                                 1,749
  Net unrealized appreciation
     on investments                                                      7,652
                                                                      --------
Total Net Assets (100.0%)                                             $131,049
                                                                      --------
                                                                      --------
Net Asset Value, Offering and Redemption
  Price Per Share -- Trust Shares                                     $  11.07
                                                                      --------
                                                                      --------

EMERGING MARKETS EQUITY FUND
--------------------------------------------------------------------------------
                                                          SHARES      VALUE(000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS (84.7%)
ARGENTINA (6.9%)
  Banco Frances del Rio de la
     Plata ADR*                                          16,000       $    526
  Capex, Cl A                                            33,700            324
  Massalin Particulares, Cl B                            38,800            231
  Metrogas ADR                                           32,204            314
  Quilmes Industrial                                     37,000            430
  Transportadora de Gas del
     Sur ADR                                             33,000            417
  YPF ADR, Cl D                                          16,000            480
                                                                      --------
     Total Argentina                                                     2,272
                                                                      --------
BRAZIL (4.3%)
  Makro Atacadista GDR                                   27,500            344
  Souza Cruz                                             50,000            467
  Telecom Brasileiras ADR                                 3,230            444
  Votorantim Celelose Papel
     Receibos*                                        1,476,876             40
  Unibanco                                               12,000            414
                                                                      --------
     Total Brazil                                                        1,709
                                                                      --------
CHILE (1.1%)
  Administradora de Fondos de
     Pensiones Provida ADR                               21,500            441
                                                                      --------
COLOMBIA (1.6%)
  Banco de Colombia GDS                                  24,700            152
  Banco Ganadero ADR                                     15,600            476
                                                                      --------
     Total Colombia                                                        628
                                                                      --------
CZECH REPUBLIC (0.5%)
  Komercni Banka GDR                                      8,400            204
                                                                      --------
ECUADOR (0.4%)
  LA Cemento Nacional GDR                                   800            158
                                                                      --------
GREECE (5.3%)
  Greek Telecom                                           7,800            194
  Hellas Can Packaging                                   25,500            467
  Papastratos Cigarettes                                 15,400            316
  Teletypos                                             130,000            533
  Titan Cement Company                                    5,700            568
                                                                      --------
     Total Greece                                                        2,078
                                                                      --------


       The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                                          SHARES      VALUE(000)
--------------------------------------------------------------------------------


HONG KONG (9.2%)
  China Hong Kong Photo                               1,086,000       $    315
  Esprit Asia Holdings                                  616,000            354
  First Pacific                                         142,000            181
  National Mutual Asia                                  358,000            390
  Peregrine Investment Holdings                         137,000            244
  Peregrine Investments Warrants*                         6,600              2
  Road King Infrastructure*                             400,000            390
  Seoul Horizon Trust                                    17,000            212
  Shenzhen Express*                                     700,000            235
  Sinocan                                               920,000            365
  South China Morning Post
     Holdings                                           460,000            442
  Wing Hang Bank                                        108,000            514
                                                                      --------
     Total Hong Kong                                                     3,644
                                                                      --------
HUNGARY (1.4%)
  Egis*                                                   6,000            353
  Gedeon Richter GDR                                      2,500            207
                                                                      --------
     Total Hungary                                                         560
                                                                      --------
INDIA (4.5%)
  Hindalco GDR                                            6,700            221
  India Cements GDR                                      54,000            124
  Indian Aluminium GDR                                   15,800             58
  Indian Aluminum GDS                                    15,300             57
  Tata Electric GDR                                         210             71
  Videsh Sanchar Nigam GDR                               60,000          1,236
                                                                      --------
     Total India                                                         1,767
                                                                      --------
INDONESIA (8.8%)
  Budi Acid Jaya, F                                     185,000            228
  Citra Marga Nusaphala                                 472,000            471
  Dankos Laboratories, F                                665,000            561
  Indonesian Satellite ADR                               13,500            403
  Matahari Putra Prima                                  251,000            447
  Modern Photo Film, F                                  150,000            546
  Tambang Timah, F                                      281,000            451
  Tempo Scan Pacific                                    164,000            351
                                                                      --------
     Total Indonesia                                                     3,458
                                                                      --------

ISRAEL (5.8%)
  Blue Square Stores*                                    57,300            587
  ECI Telecommunications                                 22,000            509
  Koor Industries ADR                                    20,300            355
  Nice Systems ADR*                                      18,000            549
  Orbotech*                                              10,000            279
                                                                      --------
     Total Israel                                                        2,279
                                                                      --------
MALAYSIA (3.4%)
  Aluminium of Malaysia                                 231,000            325
  Edaran Otomobil                                        28,000            244
  Petronas Dagangan                                     170,000            403
  Southern Bank Warrants*                                15,000             10
  UMW Holdings                                           72,000            370
                                                                      --------
     Total Malaysia                                                      1,352
                                                                      --------
MEXICO (8.3%)
  Femsa, Cl B                                           106,000            562
  Grupo Carso                                            66,000            375
  Grupo Continental                                     167,750            418
  Grupo Elektra GDR                                      21,100            401
  Herdez, Cl B                                        1,035,000            458
  Kimberly Clark, Cl A                                   95,500            331
  Nacional de Drogas, Cl L                              139,000            459
  Telefonos de Mexico ADR                                 6,500            288
                                                                      --------
     Total Mexico                                                        3,292
                                                                      --------
PANAMA (1.1%)
  Banco Latinamericano de
     Exportaciones                                        9,000            424
                                                                      --------
PERU (2.1%)
  Cerveceria Backus & Johnston                          356,240            320
  CPT Telefoncia del Peru                                15,000            381
  Telefonica del Peru, Cl B                              50,500            125
                                                                      --------
     Total Peru                                                            826
                                                                      --------

--------------------------------------------------------------------------------
                                                          SHARES      VALUE(000)
--------------------------------------------------------------------------------

PHILIPPINES (3.6%)
  Bacnotan Consolidated                                 135,600       $    250
  Benpres GDR*                                           65,800            467
  First Philippene Holdings                             174,375            288
  Philippine Long Distance                               14,000            414
                                                                      --------
     Total Philippines                                                   1,419
                                                                      --------
PORTUGAL (2.5%)
  Banco Totta & Acores                                   21,700            309
  Cimentos de Portugal                                   15,020            330
  Portugal Telecom                                          600             23
  Portugal Telecom ADR                                    8,200            316
                                                                      --------
     Total Portugal                                                        978
                                                                      --------
SINGAPORE (2.0%)
  Amtek Engineering                                     180,000            311
  Elec & Eltek International                             84,000            496
                                                                      --------
     Total Singapore                                                       807
                                                                      --------
SOUTH AFRICA (8.6%)
  Amalgated Banks of South Africa                        39,642            245
  Anglo American Coal                                     3,260            216
  Barlow                                                 37,700            399
  De Beers Consolidated Mines ADR                         5,500            194
  Gencor                                                 44,000            193
  Kersaf Investments                                     48,600            381
  Liberty Life Association of Africa                     14,000            392
  Rembrandt Group                                        30,400            306
  Richemont                                              26,500            360
  Sasol                                                  26,200            321
  Suncrush                                              181,000            387
                                                                      --------
     Total South Africa                                                  3,394
                                                                      --------
SOUTH KOREA (1.5%)
  Pohang Iron & Steel ADR                                21,000            609
                                                                      --------
THAILAND (1.7%)
  K.R. Precision, F                                      46,500            324
  Nation Publishing                                     120,000            344
                                                                      --------
     Total Thailand                                                        668
                                                                      --------

--------------------------------------------------------------------------------
                                                        SHARES/FACE
                                                        AMOUNT(000)  VALUE(000)
--------------------------------------------------------------------------------
TURKEY (0.1%)
  Dogan Holding*                                      2,800,000       $     60
                                                                      --------
Total Foreign Common Stocks
  (Cost $31,409)                                                        33,477
                                                                      --------

FOREIGN PREFERRED STOCKS (6.2%)
BRAZIL (6.2%)
  Banco Bradesco                                     42,150,000            336
  Banco Itau SA Pref                                    800,000            411
  Brahma                                                440,000            319
  Cemig                                               2,800,000            128
  Centrais Eletricas de Santa
     Catarina, Cl B                                     103,000            124
  Globex Utilidades                                      15,500            235
  Lojas Renner                                        7,800,000            452
  Multibras Eletrodomes*                                228,400            233
  Votorantim Celulose Papel*                          7,500,000            203
                                                                      --------
  Total Foreign Preferred Stocks
  (Cost $2,386)                                                          2,441
                                                                      --------

FOREIGN CONVERTIBLE BONDS (0.4%)
TURKEY (0.4%)
  Medya Holdings Int'l
     10.000%,  06/28/01                                     200            160
                                                                      --------
  Total Foreign Convertible Bonds
  (Cost $175)                                                              160
                                                                      --------

EMERGING MARKETS EQUITY FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                        SHARES/FACE
                                                        AMOUNT(000)  VALUE(000)
--------------------------------------------------------------------------------

TIME DEPOSITS (7.6%)
  Cayman Island
     5.250%, 06/02/97                                  $  3,000       $  3,000
                                                                      --------
Total Time Deposits
  (Cost $3,000)                                                          3,000
                                                                      --------
Total Investments (98.9%)
  (Cost $36,970)                                                        39,078
                                                                      --------
Other Assets and Liabilities, Net (1.1%)                                   417
                                                                      --------


NET ASSETS:
  Fund shares of the Trust Shares
     (unlimited authorization -- no
     par value) based on 3,660,064
     outstanding shares of beneficial interest                        $ 37,181
  Undistributed net
     investment income                                                     144
  Accumulated net realized gain
     on investments and foreign
     currency transactions                                                  62
  Net unrealized appreciation
     on investments                                                      2,108
                                                                      --------
Total Net Assets (100.0%)                                             $ 39,495
                                                                      --------
                                                                      --------
Net Asset Value, Offering and Redemption
  Price Per Share -- Trust Shares                                     $  10.79
                                                                      --------
                                                                      --------


       The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                    THE STI CLASSIC FUNDS
May 31, 1997                                                           UNAUDITED

               KEY TO ABBREVIATIONS USED IN THE STATEMENT OF NET ASSETS

1      In local currency
ADR    American Depository Receipt
Cl     Class
F      Foreign Registry Shares
FHLMC  Federal Home Loan Mortgage Corporation
GDR    Global Depository Receipt
GDS    Global Depository Shares
*      Non-income producing securities

STATEMENT OF OPERATIONS (000)                              THE STI CLASSIC FUNDS
For the Period Ended May 31, 1997                                      UNAUDITED



                                                                 ----------------        ----------------
                                                                 Emerging Markets        Small Cap Equity
                                                                  Equity Fund(1)              Fund (1)
                                                                 ----------------        ----------------
                                                                    01/31/97 -               01/31/97 -
                                                                    05/31/97                 05/31/97
                                                                 ----------------        ----------------
Income :
  Interest Income                                                $            49         $            92
  Dividend Income                                                            272                     765
  Less Foreign Taxes Withheld                                                (14)                      -
                                                                 ----------------        ----------------
  Total Income                                                               307                     857
                                                                 ----------------        ----------------

Expenses :
  Investment Advisory Fees                                                   137                     322
  Investment Advisory Fees Waived                                            (53)                    (48)
  Administrator Fees                                                           7                      18
  Registration Fees                                                           11                      32
  Transfer Agent Fees                                                          5                       6
  Transfer Agent Out of Pocket Fees                                            1                       1
  Printing Fees                                                                6                       2
  Professional Fees                                                            1                       2
  Custodian Fees                                                              43                       1
  Amortization of Deferred Organizational Costs                                1                       -
  Miscellaneous Fees                                                           4                       -
                                                                 ----------------        ----------------
  Total Expenses                                                             163                     336
                                                                 ----------------        ----------------
Net Investment Income                                                        144                     521
                                                                 ----------------        ----------------
Net Realized and Unrealized Gain (Loss) on Investments
  Net Realized Gain (Loss) on Securities Sold                                 80                   1,749
  Net Realized Loss on Foreign Currency Transactions                         (18)                      -
  Net Change in Unrealized Appreciation
  on Investments                                                           2,108                   7,652
                                                                 ----------------        ----------------
  Total Net Realized and Unrealized Gain on
  Investments                                                              2,170                   9,401
                                                                 ----------------        ----------------
Increase in Net Assets Resulting From Operations                 $         2,314         $         9,922
                                                                 ----------------        ----------------


Amounts designated as "-" are either $0 or round to $0.

(1) Commencement of operations.

The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                   THE STI CLASSIC FUNDS
For the Period Ended May 31, 1997                                      UNAUDITED


                                                                 ----------------       ----------------
                                                                 Emerging Markets       Small Cap Equity
                                                                  Equity Fund(1)             Fund (1)
                                                                 ----------------       ----------------
                                                                    01/31/97 -              01/31/97 -
                                                                    05/31/97                05/31/97
                                                                 ----------------       ----------------
Operations:
  Net Investment Income                                          $            144       $            521
  Net Realized Gain on Securities Sold                                         80                  1,749
  Net Realized Loss on Foreign Currency Transactions                          (18)
  Net Change in Unrealized Appreciation on Investments                      2,108                  7,652
                                                                 ----------------       ----------------
     Increase in Net Assets Resulting From Operations                       2,314                  9,922
                                                                 ----------------       ----------------

Distributions to Shareholders:
  Net Investment Income                                                         -                    (205)
  Capital Gains                                                                 -                      -
                                                                 ----------------        ----------------
     Total Distributions                                                        -                    (205)
                                                                 ----------------        ----------------

Capital Share Transactions (1):
  Proceeds from Shares Issued                                              42,043                 126,046
  Reinvestments of Cash Distributions                                           -                     137
  Cost of Shares Redeemed                                                  (4,862)                 (4,851)
                                                                 ----------------        ----------------
     Increase in Net Assets from Share Transactions                        37,181                 121,332
                                                                 ----------------        ----------------
       Total Increase in Net Assets                                        39,495                 131,049
                                                                 ----------------        ----------------


Net Assets:
  Beginning of Period                                                           -                      -
                                                                 ----------------        ----------------
  End of Period                                                  $         39,495        $        131,049
                                                                 ----------------        ----------------
                                                                 ----------------        ----------------
(1) Shares Issued and Redeemed:
   Proceeds from Shares Issued                                              4,128                  12,290
   Reinvestments of Cash Distributions                                          -                      13
   Cost of Shares Redeemed                                                   (468)                   (466)
                                                                 ----------------        ----------------
     Net Share Transactions                                                 3,660                  11,837
                                                                 ----------------        ----------------



Amounts designated as "-" are either $0 or round to $0.

(1) Commencement of operations.

The accompanying notes are an integral part of the financial statements.

1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with twenty-four portfolios: the Prime Quality Money Market Fund, the U.S. Government Securities Money Market Fund, the Tax-Exempt Money Market Fund, the Classic Institutional Cash Management Money Market Fund, the Classic Institutional U.S. Treasury Fund (collectively the "Money Market Funds"), the Investment Grade Bond Fund, the Investment Grade Tax-Exempt Bond Fund, the Short-Term U.S. Treasury Securities Fund, the Short-Term Bond Fund, the Capital Growth Fund, the Value Income Stock Fund, the Sunbelt Equity Fund, the Mid-Cap Equity Fund, the Balanced Fund, the Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, the Tennessee Tax-Exempt Bond Fund, the U.S. Government Securities Fund, the Limited-Term Federal Mortgage Securities Fund, the Small Cap Equity Fund, the International Equity Fund, the International Equity Index Fund and the Emerging Markets Equity Fund (collectively the "Non-Dollar Funds"). The assets of each portfolio are segregated, and a shareholder's interest is limited to the Fund in which shares are held. Each Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies. The footnotes herein pertain only to the the Small Cap Equity Fund and the Emerging Markets Equity Fund (collectively the "Funds").

2. Significant Accounting Policies:

    SECURITY VALUATION -- Investment securities held by the Funds which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price on each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Foreign securities in the Emerging Markets Equity Fund are valued based upon quotations from the primary market in which they are traded. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.

    FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

    SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

    REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

    NET ASSET VALUE PER SHARE-- The net asset value per share of each Fund is calculated each business day, by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

    FOREIGN CURRENCY TRANSLATION -- The books and records of the International Equity, the International Equity Index and the Emerging Markets Equity Funds are maintained in U.S. dollars on the following basis:

    (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

    (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

    The Emerging Markets Equity Fund do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

    The Emerging Markets Equity Fund report certain foreign currency related transactions as components of realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

    OTHER -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

Distributions from net investment income are declared and paid each calendar quarter by the Small Cap Equity Fund. Distributions from net investment income are declared and paid annually by the Emerging Markets Fund. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

3. Organization Costs and Transactions with Affiliates:

The Trust incurred organization costs of approximately $653,100. These costs have been deferred in the accounts of the Funds and are being amortized on a straight line basis over a period of sixty months commencing with operations. The costs include legal fees of approximately $41,100 for organizational work performed by a law firm of which two officers of the Trust are partners. On March 18, 1992, the Trust sold initial shares of beneficial interest to SEI Fund Resources (the "Administrator"). In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. Administration and Transfer Agency Servicing Agreements:

The Trust and the Administrator are parties to an Administration Agreement dated May 29, 1995, under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Annuity Trust) of: .10% up to $1 billion, .07% on the next $4 billion, .05% on the next $3 billion, .045% on the next $2 billion and .04% for over $10 billion.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust.

5. Investment Advisory and Custodian Agreements:

The Trust and STI Capital Management, N.A., ("STI Capital Management, N.A."), Trusco Capital Management ("Trusco"), the SunTrust Bank, Atlanta and SunTrust Bank, Chattanooga have entered into advisory agreements dated May 29, 1992, July 15, 1993, December 20, 1993 and December 20, 1993 respectively.

Under terms of the respective agreements, the Funds are charged the following annual fees based upon average daily net assets:

                                                                       Maximum                  Maximum
                               Maximum     Institutional    Trust      Investor     Investor    Flex Share     Flex
                               Annual      Share            Share      Share        Share       Distribu-      Share
                               Advisory    Maximum          Maximum    Distribu-    Maximum     tion and       Maximum
                               Fee         Expense          Expense    tion Fee     Expense     Service Fee    Expense
                               --------    -------------    -------    ---------    --------    -----------    -------
STI Capital Management, N.A.:
Small Cap Equity
Fund                            1.15%          --            1.20%        --           --           --            --
Emerging Markets
Equity Fund                     1.30%          --            1.55%        --           --           --            --


The Investment Advisors, the Administrator and the Distributor have voluntarily agreed to waive all or a portion of their fees (and to reimburse Funds' expenses) in order to limit operating expenses to an amount as outlined in the table above. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

SunTrust Bank, Atlanta, formerly Trust Company Bank, acts as custodian for all the Funds except the International Equity, the International Equity Index and the Emerging Markets Equity Funds who utilize The Bank of New York as custodian. Fees of the Custodians are paid on the basis of the net assets of the Funds. The Custodians play no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

6. Investment Transactions:

The cost of purchases and the proceeds from sales of securities, excluding short-term investments for the period ended May 31, 1997, were as follows:

                                Purchases                  Sales
                             U.S. Government           U.S. Government
                               Securities       Other    Securities       Other
                                 (000)          (000)      (000)          (000)
                             ---------------    -----  ---------------    -----
Small Cap Equity Fund              --         $138,246       --          $20,448
Emerging Market Equity Fund        --           39,912       --            6,023

At May 31, 1997, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at May 31, 1997, were as follows:



                                    Aggregate gross            Aggregate gross        Net unrealized
                               unrealized appreciation     unrealized depreciation     appreciation
                                        (000)                      (000)                   (000)
                               -----------------------     -----------------------    --------------
Small Cap Equity Fund                  $8,816                      $1,164                 $7,652
Emerging Market Equity Fund             3,401                       1,293                  2,108


7. Consents of Sole Shareholder:

On December 30, 1996, the sole shareholder of the Emerging Markets Equity Fund and Small Cap Equity Fund (the "Funds") approved the following: SEI Fund Resources to serve as administrator of the Funds, STI Capital Management, N.A. to serve as investment adviser to the assets of the Funds, SEI Investments Distribution Co. to serve as distributor of the shares of the Funds, the Distribution and Service Plan for Flex Shares, the Distribution Plan for Investor Shares, and Arthur Andersen LLP to serve as independent public accountants of the Funds.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997



                             KEY TO ABBREVIATIONS USED IN
                             THE STATEMENT OF NET ASSETS


ADR      American Depository Receipt

AMBAC    Security insured by the American Municipal
         Bond Assurance Company

AMT      Alternative Minimum Tax

ARM      Adjustable Rate Mortgage

Cl       Class

COP      Certificate of Participation

CV       Convertible Security

ETM      Escrowed to Maturity

FGIC     Security insured by the Financial Guaranty
         Insurance Corporation

FHA      Federal Housing Authority

FHLB     Federal Home Loan Bank

FHLMC    Federal Home Loan Mortgage Corporation

FNMA     Federal National Mortgage Association

FSA      Security insured by Financial Security
         Assurance

GDR      Global Depository Receipt

GNMA     Government National Mortgage Association

GO       General Obligation

LYON     Liquid Yield Option Note

MBIA     Security insured by the Municipal Bond
         Investors Assurance

MTN      Medium Term Note

RB       Revenue Bond

REIT     Real Estate Investment Trust

REMIC    Real Estate Mortgage Investment Conduit

Ser      Series

SLMA     Student Loan Marketing Association

STRIPS   Separately Traded Registered Interest and
         Principal Security

TAN      Tax Anticipation Note

TECP     Tax Exempt Commercial Paper

TRAN     Tax & Revenue Anticipation Note

VRDN     Variable Rate Demand Note

*        Non-income producing securities

(A)      Zero Coupon Bond

(B)      Private Placement Security

(C) Variable rate security. The rate reported on the Statement of Net Assets is the rate in effect on May 31, 1997.

(D) Put and demand features exist requiring the issuer to repurchase the instrument prior to maturity.

(E) Securities are held in connection with a letter of credit issued by a major bank.

(F)      Income on security may be subject to the Alternative Minimum Tax.

(G)      Collateralized by U.S. Government Securities

                                  STI CLASSIC FUNDS
                              PART C:  OTHER INFORMATION
                           POST-EFFECTIVE AMENDMENT NO. 18

Item 24. Financial Statements and Exhibits:

Financial Statements

(a) Part A - Financial Highlights
    Part B - Statement of Financial Information
    Unaudited financial statements for the Emerging Markets Fund, Small Cap Equity Fund, Classic Institutional Cash Management Money Market Fund, Classic Institutional U.S. Treasury Securities Money Market Fund for the period ended May 31, 1997:
              Schedule of Investments
              Statement of Net Assets
              Statement of Operations
              Statement of Changes in Net Assets
              Financial Highlights
              Notes to Financial Statements

(b) Additional Exhibits
    (1) Declaration of Trust--as originally filed with Registrant's Registration Statement on Form N-1A filed February 12, 1992 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
    (2) By-Laws--as originally filed with Registrant's Pre-Effective Amendment No. 1 filed April 23, 1992 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
    (3)       Not applicable.
    (4)       Not applicable.
    (5)(c) Revised Investment Advisory Agreement with Trusco Capital Management--as originally filed with Registrant's Post-Effective Amendment No. 5 filed August 2, 1993 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
    (5)(d) Investment Advisory Agreement with American National Bank and Trust Company--as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
    (5)(e) Investment Advisory Agreement with Trust Company Bank--as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
    (6) Distribution Agreement incorporated by reference to Post-Effective Amendment No. 16 filed September 10, 1996.
    (7)       Not applicable.
    (8)(a) Custodian Agreement with Trust Company Bank dated February 1, 1994--as originally filed with Registrant's Post-Effective Amendment No. 13 filed September 28, 1995 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
    (8)(b) Custodian Agreement with the Bank of California incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.

    (8)(c) Transfer Agent Agreement with Federated Services Company dated May 14, 1994--as originally filed with Post-Effective Amendment No. 9 filed September 22, 1994 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
    (9)(a) Administration Agreement with SEI Financial Management Corporation dated May 29, 1995 as originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
    (10) Opinion and Consent of Counsel (Incorporated by reference to Pre-Effective Amendment No. 2 filed May 22, 1992).
    (11)      Consent Of Independent Public Accountants.*
    (12)      Not applicable.
    (13)      Not applicable.
    (14)      Not applicable.
    (15) Distribution Plan - Investor Class incorporated by reference to Post-Effective Amendment No. 16 filed September 10, 1996.
    (15)(a) Distribution and Service Agreement relating to Flex Shares dated May 29, 1995--as originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
    (16) Performance Quotation Computation (Incorporated by reference to Post-Effective Amendment No. 9 filed September 22, 1994).

    (17)      Financial Data Schedules.*
    (18) Rule 18f-3 Plan incorporated by reference to Post-Effective Amendment No. 16 filed September 10, 1996.
    (24) Powers of Attorney--as originally filed with Post-Effective Amendment No. 13 filed September 28, 1995 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
    (24)(a)   Power of Attorney For Carol Rooney.*
              *Filed Herewith.


Item 25.      Persons Controlled by or under Common Control with Registrant:

    See the Prospectuses and Statement of Additional Information regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

Item 26. Number of Holders of Securities:

    As of  June 20, 1997:
                                                                  NUMBER OF
TITLE OF CLASS                                                    RECORD HOLDERS

Units of beneficial interest, without par value

Balanced Fund
    TRUST SHARES..............................................................7
    INVESTOR SHARES.........................................................415
    FLEX SHARES.............................................................408
Capital Growth Fund
    TRUST SHARES..............................................................9
    INVESTOR SHARES......................................................11,461
    FLEX SHARES...........................................................3,024
Classic Institutional Cash Management Money Market Fund.......................8
Classic Institutional U.S. Treasury Securities Money Market Fund..............7
Emerging Markets Equity Fund..................................................0
Florida Tax-Exempt Bond Fund
    TRUST SHARES..............................................................6
    INVESTOR SHARES.........................................................122
    FLEX SHARES.............................................................103
Georgia Tax-Exempt Bond Fund
    TRUST SHARES..............................................................6
    INVESTOR SHARES..........................................................91
    FLEX SHARES.............................................................136
International Equity Index Fund
    TRUST SHARES..............................................................5
    INVESTOR SHARES.........................................................754
    FLEX SHARES.............................................................184
International Equity Fund
    TRUST SHARES..............................................................7
    INVESTOR SHARES.........................................................471
    FLEX SHARES.............................................................987
Investment Grade Bond Fund
    TRUST SHARES..............................................................6
    INVESTOR SHARES.......................................................2,126
    FLEX SHARES.............................................................540
Investment Grade Tax-Exempt Bond Fund
    TRUST SHARES..............................................................5
    INVESTOR SHARES.......................................................1,265
    FLEX SHARES.............................................................230

Limited-Term Federal Mortgage Securities Fund
    TRUST SHARES..............................................................6
    INVESTOR SHARES..........................................................66
    FLEX SHARES.............................................................103
Mid-Cap Equity Fund
    TRUST SHARES..............................................................7
    INVESTOR SHARES.......................................................1,435
    FLEX SHARES...........................................................1,002
Prime Quality Money Market Fund
    TRUST SHARES.............................................................35
    INVESTOR SHARES.......................................................2,105
Short-Term Bond Fund
    TRUST SHARES..............................................................6
    INVESTOR SHARES.........................................................123
    FLEX SHARES..............................................................73
Short-Term U.S. Treasury Securities Fund
    TRUST SHARES..............................................................6
    INVESTOR SHARES.........................................................147
    FLEX SHARES.............................................................108
Small Cap Equity Fund
    TRUST SHARES..............................................................0
    FLEX SHARES..............................................................85
Sunbelt Equity Fund
    TRUST SHARES..............................................................6
    INVESTOR SHARES.......................................................2,567
    FLEX SHARES.............................................................633
Tax-Exempt Money Market Fund
    TRUST SHARES..............................................................5
    INVESTOR SHARES.........................................................459
Tennessee Tax-Exempt Bond Fund
    TRUST SHARES..............................................................6
    INVESTOR SHARES..........................................................40
    FLEX SHARES..............................................................61
U.S. Government Securities Fund
    TRUST SHARES..............................................................6
    INVESTOR SHARES..........................................................53
    FLEX SHARES.............................................................171
U.S. Government Securities Money Market Fund
    TRUST SHARES..............................................................5
    INVESTOR SHARES.........................................................940

Value Income Stock Fund
    TRUST SHARES..............................................................9
    INVESTOR SHARES.......................................................7,030
    FLEX SHARES...........................................................4,952

Item 27. Indemnification:

    Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


Item 28. Business and Other Connections of Investment Advisors:

    Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of each Advisor is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

                                  NAME OF                       CONNECTION WITH
    NAME                          OTHER COMPANY                 OTHER COMPANY
    ----                          -------------                 -------------

STI CAPITAL MANAGEMENT, N.A.
E. Jenner Wood III                     --                            --
Director

Hunting F. Deutsch                     --                            --
Director

Anthony R. Gray                        --                            --
Chairman & Chief Investment
  Officer
James R. Wood                          --                            --
President

                                  NAME OF                       CONNECTION WITH
    NAME                          OTHER COMPANY                 OTHER COMPANY
    ----                          -------------                 -------------


Daniel Jaworski                        --                            --
Senior Vice President

Elliott A. Perny                       --                            --
Executive Vice President
  & Chief Portfolio Manager

Stuart F. Van Arsdale                  --                            --
Senior Vice President

Jonathan D. Rich                       --                            --
Director

Robert Buhrmann                        --                            --
Senior Vice President

Larry M. Cole                          --                            --
Senior Vice President

L. Earl Denney                         --                            --
Executive Vice President

Thomas A. Edgar                        --                            --
Senior Vice President

Daniel G. Shannon                      --                            --
Senior Vice President

Ronald Schwartz                        --                            --
Senior Vice President

Ryan R. Burrow                    Catalina Lighting          Director/25% owner
Senior Vice President


Mills A. Riddick                       --                            --
Senior Vice President

Christopher A. Jones                   --                            --
Senior Vice President

David E. West                          --                            --
Vice President

The list required by this Item 28 of officers and directors of Trusco Capital Management, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Trusco Capital Management, Inc. pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-23163).

SUNTRUST BANK CHATTANOOGA, N.A.
Paul K. Brock, Jr.         Brock Candy Company        Vice President - Special
Director                                               Projects

J. Harold Chandler         Provident Life & Accident  President & CEO
Director                     Insurance Co.

William H. Chapin          See Rock City, Inc.        President
Director

John W. Clay, Jr.          Third National Corporation Chairman & Director
                                                       CEO

Andrew G. Cope             The Johnston Company       Managing Partner
    Director

Robert P. Corker, Jr.         --                         --
Director

John B. Crimmins, Jr.         --                         --
Director

J.H. Davenport, III        Howard Holdings, Inc.      President
Director

Edwin B. Duckett, Jr.         --                         --
Director

R. Alton Duke, Jr.            --                         --
Director

Daniel K. Frierson           Dixie Yarns, Inc.           Chairman & CEO
Director

Zan Guerry                   Chattem, Inc.               Chairman & CEO
Director

James L.E. Hill              The Tennessee Aquarium      President
Director

Summerfield K. Johnston, Jr. Coca Cola Enterprises, Inc. Vice Chairman & CEO Director

Robert C. Jones              Southern Products           Chairman
Director                      Company, Inc.

James D. Kennedy, Jr.        Cherokee Warehouses, Inc.   Chairman
Director

T. A. Lupton, Jr.            Stone Fort Land Company     President
Director

Hugh O. Maclellen, Jr.       Provident Life & Accident   Chairman - Executive
Director                      Insurance Co.               Committee

Jack C. McKee                McKee Baking Company        Executive Vice
Director                                                  President

Charles G. Mills             Olan Mills Incorporated     Chairman - Executive
Director                                                 Committee

J. Woodley Murphy            E.I. DuPont de Nemours      Plant Manager
Director                       & Co.

L. Harlen Painter            Bell & Associates           Attorney-at-Law
Director

Scott L. Probasco, Jr.       American National Bank &    Chairman - Executive
Director                       Trust Co.                   Committee

Robert J. Sudderth, Jr.      American National Bank &    Chairman & CEO
Director                       Trust Co.

Winston W. Walker                      --                  --
Director

SUNTRUST BANK, ATLANTA
Gaylord O. Coan            Gold Kist, Inc.                President & CEO
Director                   Hindsight Corp.                  Director

A.D. Correll               Georgia-Pacific Corporation    President & CEO
Director

R.W. Courts, II            Atlantic Realty Company        President
Director

Ronald S. Crowding                     --                       --

A.W. Dahlberg              The Southern Company           President
Director

William W. Gaston          Gaston & Gaston                General Partner
Director                   Gaston Development Co., Inc.     President

Charles B. Ginden                      --                       --
Director

Roberto C. Goizueta        The Coca-Cola Company          Chairman of the Board
Director

Edward P. Gould            Trust Company of Georgia       Chairman of the Board
Director

T. Marshall Hahn, Jr.      Georgia-Pacific                Honorary Chairman
Director                     Corporation

Jesse Hill, Jr.            Atlanta Life Insurance         President
Director                     Company

L. Phillip Humann          SunTrust Banks, Inc.           President & Treasurer
Director                   Services Resources
                             Corporation

William B. Johnson         The Ritz Carlton Hotel         Chairman of the Board
Director                     Company

Hicks J. Lanier         Oxford Industries, Inc.       Chairman of the Board
Director                                               & President
                        Pinehill Development Co.      30% owner

Joseph L. Lanier, Jr.   Dan River, Inc.               Chairman of the Board
Director                Braelan Group                 Chairman

Robert R. Long          Trust Company Bank            President
Director

Arthur L. Montgomery        --                            --
Director

H.G. Patillo            Patillo Construction          Chairman of the Board
Director                 Company

Larry L. Prince         Genuine Parts Company         Chairman of the Board
Director

R. Randall Rollins      Rollins, Inc.                 Chairman of the Board
Director                Lor, Inc.                     Director
                        Maran, Inc.                   Director
                        Gutterworld, Inc.             Director
                        Dabora, Inc.                  Director & Secretary
                        Simpson, Nance & Graham       Director
                        Auto Parts Wholesale, Inc.    Director
                        Global Expanded Metal, Inc.   Director
                        Rollins Holding Co.           Director
                        Rol, Ltd.                     Partner
                        Rollins Investment Fund       Partner
                        Energy Partners               Partner
                        Petro Partnership             Partner
                        The Piedmont Investment
                          Group                       Director
                        WRG, Ltd.                     Partner
                        Rollins, Inc.                 Chairman
                        RPC Energy Services, Inc.     Chairman
                        The Mul Company               Partner
                        Bugvac, Inc.                  Director
                        Omnitron Int'l, Inc.          Director
                        MRG, Ltd.                     Partner

Robert W. Scherer           --                            --

Director


Charles R. Shufeldt         --                            --
Executive Vice President

Donald Wayne Thurmond       --                            --
Senior Vice President

James B. Williams       SunTrust Banks, Inc.          Chairman of the Board
Director

Gerald T. Adams             --                            --
Senior Vice President

James R. Albach             --                            --
Group Vice President

Virginia D. Anderson        --                            --
Assistant Vice President

Christina Bird              --                            --
First Vice President

Edward Burgess              --                            --
Vice President

Gay Cash                    --                            --
Vice President

Krista Lee Cosgrove         --                            --
Trust Officer

Mark Elam                   --                            --
Vice President

Joseph B. Foley, Jr.        --                            --
First Vice President

Thomas R. Frisbie           --                            --
Group Vice President

Molly Guenther              --                            --
Assistant Vice President

Benjamin S. Harris          --                            --
Vice President

Jethro H. Irby, III         --                            --
First Vice President

V. Jere Koser               --                            --
Group Vice President

Richard A. Makepeace        --                            --
Assistant Vice President

Sally S. McKinley           --                            --
Assistant Vice President

James B. Murphy, III        --                            --
Vice President

James E. Russell            --                            --
Vice President

Mark Stancil                --                            --
Assistant Vice President

David E. Thompson           --                            --
Vice President

Charles C. Watson           --                            --
Group Vice President


Item 29.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.


    Registrant's distributor, SEI Investments Distribution Co. ("SEI Investments"), acts as distributor for:

    SEI Daily Income Trust                       July 15, 1982
    SEI Liquid Asset Trust                       November 29, 1982
    SEI Tax Exempt Trust                         December 3, 1982
    SEI Index Funds                              July 10, 1985
    SEI Institutional Managed Trust              January 22, 1987
    SEI International Trust                      August 30, 1988
    The Advisors' Inner Circle Fund              November 14, 1991
    The Pillar Funds                             February 28, 1992
    CUFUND                                       May 1, 1992
    CoreFunds, Inc.                              October 30, 1992
    First American Funds, Inc.                   November 1, 1992
    First American Investment Funds, Inc.        November 1, 1992
    The Arbor Fund                               January 28, 1993
    Boston 1784 Funds-Registered Trademark-      June 1, 1993
    The PBHG Funds, Inc.                         July 16, 1993
    Marquis Funds-Registered Trademark-          August 17, 1993
    Morgan Grenfell Investment Trust             January 3, 1994
    The Achievement Funds Trust                  December 27, 1994
    Bishop Street Funds                          January 27, 1995
    CrestFunds, Inc.                             March 1, 1995
    STI Classic Variable Trust                   August 18, 1995
    ARK Funds                                    November 1, 1995
    Monitor Funds                                January 11, 1996
    FMB Funds, Inc.                              March 1, 1996
    SEI Asset Allocation Trust                   April 1, 1996
    TIP Funds                                    April 28, 1996
    SEI Institutional Investments Trust          June 14, 1996
    First American Strategy Funds, Inc.          October 1, 1996
    HighMark Funds                               Feburary 15, 1997
    Armada Funds                                 March 8, 1997
    Expedition Funds                             June 9, 1997

    SEI Investments provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, Pennsylvania 19456.



                        Position and Office                                    Positions and Offices
NAME                    WITH UNDERWRITER                                       WITH REGISTRANT

Alfred P. West, Jr.     Director, Chairman & Chief Executive Officer               --
Henry H. Greer          Director, President & Chief Operating Officer              --
Carmen V. Romeo         Director, Executive Vice President, President-
                        Investment Advisory Group                                  --
Gilbert L. Beebower     Executive Vice President                                   --
Richard B. Lieb         Executive Vice President, President-Investment
                           Services Division                                       --
Leo J. Dolan, Jr.       Senior Vice President                                      --
Carl A. Guarino         Senior Vice President                                      --
Larry Hutchison         Senior Vice President                                      --
David G. Lee            Senior Vice President                                  President & Chief
                                                                               Executive Officer
Jack May                Senior Vice President                                      --
A. Keith McDowell       Senior Vice President                                      --
Dennis J. McGonigle     Executive Vice President                                   --
Hartland J. McKeownSenior Vice President                                           --
Barbara J. Moore        Senior Vice President                                      --
Kevin P. Robins         Senior Vice President, General Counsel &               Vice President & Assistant
                          Secretary                                              Secretary
Robert Wagner           Senior Vice President                                      --
Patrick K. Walsh        Senior Vice President                                      --
Robert Aller            Vice President                                             --
Marc H. Cahn            Vice President & Assistant Secretary                   Vice President &
                                                                               Assistant Secretary
Gordon W. Carpenter     Vice President                                             --
Todd Cipperman          Vice President & Assistant Secretary                   Vice President &
                                                                               Assistant Secretary
Robert Crudup           Vice President & Managing Director                         --
Barbara Doyne           Vice President                                             --
Jeff Drennen            Vice President                                             --
Vic Galef               Vice President & Managing Director                         --
Kathy Heilig            Vice President & Treasurer                                 --
Michael Kantor          Vice President                                             --
Samuel King             Vice President                                             --
Kim Kirk                Vice President & Managing Director                         --
Donald H. Korytowski    Vice President                                             --
John Krzeminski         Vice President & Managing Director                         --
Carolyn McLaurin        Vice President & Managing Director                         --
W. Kelso Morrill        Vice President                                             --




Barbara A. Nugent       Vice President & Assistant Secretary                   Vice President &
                                                                               Assistant Secretary
Sandra K. Orlow         Vice President & Assistant Secretary                   Vice President &
                                                                               Assistant Secretary
Donald Pepin            Vice President & Managing Director                         --
Kim Rainey              Vice President                                             --
Mark Samuels            Vice President & Managing Director                         --
Steve Smith             Vice President                                             --
Daniel Spaventa         Vice President                                             --
Kathryn L. Stanton      Vice President & Assistant Secretary                       --
Wayne M. Withrow        Vice President & Managing Director                         --
James Dougherty         Director of Brokerage Services                             --



Item 30. Location of Accounts and Records:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

    Trust Company Bank
    Park Place
    P.O. Box 105504
    Atlanta, Georgia  30348

    Bank of New York (International Equity Index Fund, International Equity Fund and Emerging Markets Equity Fund)
    One Wall Street
    New York, New York

(b)/(c)  With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4);
(5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

    SEI Fund Resources
    One Freedom Valley Road
    Oaks, Pennsylvania  19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisors:

    STI Capital Management, N.A.
    P.O. Box 3808
    Orlando, Florida  32802

    Trusco Capital Management
    50 Hurt Plaza, Suite 1400
    Atlanta, Georgia  30303

    SunTrust Bank, Chattanooga
    736 Market Street
    Chattanooga, Tennessee  37402

    SunTrust Bank, Atlanta
    25 Park Place
    Atlanta, Georgia  30303


Item 31. Management Services:  None.


Item 32. Undertakings:

    Registrant hereby undertakes that whenever Shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with Shareholders of the Trust, the Trustees will inform such Shareholders as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

    Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to Shareholder communications.

    Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to Shareholders, upon request and without a charge.

                                        NOTICE


    A copy of the Agreement and Declaration of Trust for STI Classic Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                      SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 18 to Registration Statement No. 33-45671 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 27 day of June, 1997.


         By:                      *
            ------------------------------------------------
           David G. Lee, President and Chief Executive Officer


    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity on the dates indicated.


           *                      Trustee                     June  27 , 1997
-------------------------                                          ---
F. Wendell Gooch

           *                      Trustee                     June  27 , 1997
-------------------------                                          ---
Daniel S. Goodrum

           *                      Trustee                     June  27 , 1997
-------------------------                                          ---
Jesse S. Hall

           *                      Trustee                     June  27 , 1997
-------------------------                                          ---
Wilton Looney

           *                      Trustee                     June  27 , 1997
-------------------------                                          ---
Champney A. McNair

           *                      Trustee                     June  27 , 1997
-------------------------                                          ---
T. Gordy Germany

           *                      Trustee                     June  27 , 1997
-------------------------                                          ---
Bernard F. Sliger

 /s/ Carol Rooney                 Controller, Treasurer &     June  27 , 1997
-------------------------         Chief Financial Officer          ---
Carol Rooney

           *                      President & Chief           June  27 , 1997
-------------------------         Executive Officer                ---
David G. Lee


* By: /s/ Kevin P. Robins
       -------------------------------------
       Kevin P. Robins, As Power of Attorney

                                    EXHIBIT INDEX


Number                            Exhibit

EX-99.B1 Declaration of Trust as originally filed with Registrant's Registration Statement on Form N-1A filed February 12, 1992 and incorporated by reference to Post-Effective Amendment No. 15

EX-99.B2 By-Laws as originally filed with Registrant's Pre-Effective Amendment No. 1 filed April 23, 1992 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.

EX-99.B3           Not applicable.

EX-99.B4           Not applicable.

EX-99.B5C          Revised Investment Advisory Agreement with Trusco Capital
                   Management as filed with Registrant's Post-Effective
                   Amendment No. 5 filed August 2, 1993 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31,
                   1996.

EX-99.B5D          Investment Advisory Agreement with American National Bank
                   and Trust Company as filed with Registrant's Post-Effective
                   Amendment No. 6 filed October 22, 1993 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31,
                   1996.

EX-99.B5E          Investment Advisory Agreement with Trust Company Bank as
                   originally filed with Registrant's Post-Effective Amendment
                   No. 6 filed October 22, 1993 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.

EX-99.B6 Distribution Agreement incorporated by reference to Post-Effective Amendment No. 16 filed September 10, 1996.

EX-99.B7           Not applicable.

EX-99.B8A          Custodian Agreement with Trust Company Bank dated February
                   1, 1994 as originally filed with Registrant's Post-Effective
                   Amendment No. 13 filed September 28, 1995 and incorporated by reference to Post-Effective Amendment No. 15 filed July
                   31, 1996.

EX-99.B8B          Custodian Agreement with Bank of California incorporated by reference to Post-Effective Amendment No. 15 filed July 31,
                   1996.

EX-99.B8C          Transfer Agent Agreement with Federated Services Company
                   dated May 14, 1994 as originally filed with Post-Effective
                   Amendment No. 9 filed September 22, 1994 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31,
                   1996.

EX-99.B9A          Administration Agreement with SEI Financial Management
                   Corporation dated May 29, 1995 as originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.

EX-99.10 Opinion and Consent of Counsel (incorporated by reference to Pre-Effective Amendment No. 2 filed May 22, 1992)

EX-99.B11          Consent of Independent Public Accountants*

EX-99.B12          Not applicable.

EX-99.B13          Not applicable.

EX-99.B14          Not applicable.

EX-99.B15          Distribution Plan--Investor Class incorporated by reference to Post-Effective Amendment No. 16 filed September 10, 1996.

EX-99.B15A         Distribution and Service Agreement relating to Flex Shares dated May 29, 1995 as originally filed with Post-Effective
                   Amendment No. 12 filed August 17, 1995 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31,
                   1996.

EX-99.B16          Performance Quotation Computation (incorporated by reference to Post-Effective Amendment No. 9 filed September 22, 1994).

EX-99.B18          Rule 18f-3 Plan incorporated by reference to Post-Effective
                   Amendment No. 16 filed September 10, 1996.

EX-99.B24          Powers of attorney as originally filed with Post-Effective
                   Amendment No. 13 filed September 28, 1995 and incorporated by reference to Post-Effective Amendment No. 15 filed July
                   31, 1996.

EX-99.B24a         Power of Attorney for Carol Rooney*

EX-99.27.1         FINANCIAL DATA SCHEDULE FOR CLASSIC INSTITUTIONAL CASH
                   MANAGEMENT MONEY MARKET FUND*

EX-99.27.2         FINANCIAL DATA SCHEDULE FOR CLASSIC INSTITUTIONAL U.S.
                   TREASURY SECURITIES MONEY MARKET FUND*

EX-99.27.3         FINANCIAL DATA SCHEDULE FOR SMALL CAP EQUITY FUND*
EX-99.27.4         FINANCIAL DATA SCHEDULE FOR EMERGING MARKETS EQUITY FUND*


*FILED HEREWITH.